Annual Total Returns - Financial Services Portfolio [BarChart] - 02.28 VIP Sector Funds Investor Combo PRO-20 - Financial Services Portfolio - VIP Financial Services Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(20.47%)
Annual Return 2012	28.36%
Annual Return 2013	33.74%
Annual Return 2014	10.75%
Annual Return 2015	(3.68%)
Annual Return 2016	18.51%
Annual Return 2017	21.18%
Annual Return 2018	(15.82%)
Annual Return 2019	34.28%
Annual Return 2020	0.63%